Main Page (1)
	TYPE              13F-HR
	PERIOD            09/30/02
	FILER
		CIK         0001003279
		CCC         2qqjqjd$
	SUBMISSION-CONTACT
		NAME        D. Gonzales
		PHONE       312-621-6111

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fortaleza Asset Management, Inc.
Address: 	200 West Adams, Suite 2000
         	Chicago, Illinois  60606

13F File Number: 28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Diana Gonzales
Title:	Corporate Secretary
Phone:	312-621-6111


Signature, Place, and Date of Signing:

    Diana Gonzales    Chicago, Illinois     October 31, 2002

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:		78

Form 13F Information Table Value Totals:		$111,043

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other  Voting Authority
Name of Issuer               Title of ClCusip  (x$1000)Prn Amt Prn  Call  Dscretn ManagersSole Shared  None
-----------------------------------------------------------------------------------------------------------
Affymetrix Inc.              common     00826T108        1856   89250sh  sole      55350  0   33900
Amsurg Corporation           common     03232P405        2933   97200sh  sole      58400  0   38800
Aeroflex, Inc.               common     007768104         213   42350sh  sole      23100  0   19250
Alliant Techsystems          common     018804104        3168   45750sh  sole      28200  0   17550
ATMI, Inc.                   common     00207R101         572   40550sh  sole      25750  0   14800
Activision Inc.              common     004930202        1873   78275sh  sole      48675  0   29600
Benchmark Electronics        common     08160H101           8     390sh  sole        390  0       0
Brown & Brown                common     115236101        2787   92900sh  sole      57700  0   35200
Caci Incorporated            cl-a       127190304        2333   65800sh  sole      41100  0   24700
Cheesecake Factory           common     163072101        1532   51350sh  sole      32800  0   18550
Christopher & Banks          common     171046105        1157   46073sh  sole      28716  0   17357
Celgene Corp.                common     151020104        1982  117700sh  sole      75750  0   41950
Cephalon, Inc.               common     156708109        2559   62700sh  sole      40000  0   22700
Cumulus Media                cl-a       231082108        1919  108700sh  sole      66000  0   42700
Caremark RX                  common     141705103          12     700sh  sole        700  0       0
Coach, Inc.                  common     189754104        1359   53100sh  sole      35400  0   17700
CV Therapeutics              common     126667104           5     250sh  sole        250  0       0
Cymer                        common     232572107        1241   66600sh  sole      39400  0   27200
Cytyc Corporation            common     232946103        1709  159400sh  sole      99100  0   60300
Dianon Systems, Inc.         common     252826102        1627   34400sh  sole      21900  0   12500
Duane Reade                  common     263578106         943   58950sh  sole      36950  0   22000
Electronic Boutique          common     286045109          11     400sh  sole        400  0       0
Electro Scientific           common     285229100         967   65200sh  sole      44400  0   20800
Employee Solutions           common     292166105           0     477sh  sole        477  0       0
Evergreen Resources, Inc.    common     299900308        2553   62300sh  sole      38600  0   23700
Exar Corporation             common     300645108        1042   90200sh  sole      56300  0   33900
FTI Consulting               common     302941109        2827   71100sh  sole      44100  0   27000
Flir Systems                 common     302445101        2609   74550sh  sole      45650  0   28900
Freds Inc.                   cl-a       356108100        2810   94125sh  sole      58625  0   35500
Gymboree                     common     403777105        2394  146800sh  sole      91500  0   55300
Hot Topic, Inc.              common     441339108           8     450sh  sole        450  0       0
Heartland Express            common     422347104        1349   72000sh  sole      45300  0   26700
Hyperion Solutions Corp.     common     44914M104        1428   77800sh  sole      45900  0   31900
IDEC Pharmaceuticals Corp.   common     449370105           6     150sh  sole        150  0       0
Investors Financial Services common     461915100        2120   78300sh  sole      49100  0   29200
JDA Software                 common     46612K108         887  126900sh  sole      79500  0   47400
J & J Snack Foods            common     466032109        2942   79850sh  sole      48450  0   31400
King Pharmaceuticals         common     495582108          10     566sh  sole        566  0       0
Krispy Kreme Doughnuts, Inc. common     501014104        1676   53600sh  sole      34200  0   19400
Kroll, Inc.                  common     501049100         801   40400sh  sole      24800  0   15600
Kronos, Inc.                 common     501052104        2291   93000sh  sole      55600  0   37400
Landry's Seafood             common     51508L103        2026   89700sh  sole      57000  0   32700
Lifepoint Hospitals, Inc.    common     53219L109        2710   86900sh  sole      55300  0   31600
Mercury Interactive Corp.    common     589405109         930   54200sh  sole      34200  0   20000
Meridian Medical Technologiescommon     589658103         683   19000sh  sole      11700  0    7300
Myriad  Genetics             common     62855J104           5     325sh  sole        325  0       0
Newport Corporation          common     651824104        1305  115700sh  sole      71800  0   43900
NPS Pharmaceuticals          common     62936P103           8     400sh  sole        400  0       0
O'Reilly Auto                common     686091109          13     450sh  sole        450  0       0
OSI Pharmaceuticals          common     671040103         938   55300sh  sole      37800  0   17500
OSI Systems                  common     671044105        2461  142200sh  sole      90700  0   51500
Pediatrix Medical Group      common     705324101        2809   90650sh  sole      55550  0   35100
PEC Solutions                common     705107100        2043   91800sh  sole      56700  0   35100
Petco Animal Supplies, Inc.  common     716016209        2303  106200sh  sole      67400  0   38800
PF Changs China Bistro       common     69333Y108        1774   61100sh  sole      38100  0   23000
Photronics                   common     719405102         766   76100sh  sole      48300  0   27800
American Italian Pasta Co. Clcommon     027070101        1936   54250sh  sole      33650  0   20600
Panera Bread                 cl-a       69840W108        1579   58500sh  sole      36700  0   21800
Power Integration            common     739276103        1090   89400sh  sole      56900  0   32500
PRG Schultz Intl, Inc.       common     69357C107        1962  158500sh  sole      95200  0   63300
PrivateBancorp, Inc.         common     742962103        1009   33000sh  sole      18200  0   14800
Regis Corporation            common     758932107        2490   88000sh  sole      55700  0   32300
Ryland Group                 common     783764103         926   24900sh  sole      15400  0    9500
Sterling Bancshares, Inc.    common     858907108        2071  158475sh  sole     101125  0   57350
Scios, Inc.                  common     808905103        2472   97150sh  sole      61950  0   35200
Stericycle Inc.              common     858912108          14     400sh  sole        400  0       0
Southwest Bancorp            common     84476R109        2217   60900sh  sole      38800  0   22100
THQ Inc.                     common     872443403           9     435sh  sole        435  0       0
Intrado, Inc.                common     46117A100         958   99200sh  sole      63000  0   36200
Veeco Instruments            common     922417100           5     500sh  sole        500  0       0
Ventana Medical Systems      common     92276H106           4     200sh  sole        200  0       0
Webex, Inc.                  common     94767L109        1480  132275sh  sole      82975  0   49300
W Holding Company, Inc.      common     929251106        1716  105300sh  sole      64500  0   40800
Wright Medical               common     98235T107        3051  160300sh  sole      95800  0   64500
Williams-Sonoma              common     969904101        1191   50400sh  sole      31300  0   19100
Wintrust Financial           common     97650W108        1160   40500sh  sole      25700  0   14800
XTO Energy, Inc.             common     98385X106        1772   85968sh  sole      53793  0   32175
Zoran Corporation            common     98975F101         638   58000sh  sole      36800  0   21200